Trade and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	June 30, 2023	December 31, 2022
Trade accounts receivable	$294,021	$720,085
Sales taxes receivable	19,020	91,416
Other receivables	344,527	424,118
	$657,568	$1,235,619

	December 31, 2022	December 31, 2021
Trade accounts receivable	$720,085	$29,457
Sales taxes receivable	91,416	212,900
Other receivables	424,118	—
	$1,235,619	$242,357

As at December 31:	2021	2020
Trade accounts receivable	$29,457	$—
Sales taxes receivable	212,900	—
	$242,357	$—